UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2010

Date of reporting period: January 31, 2010

Item 1. Schedule of Investments:

Putnam Capital Opportunities Fund
The fund's portfolio
1/31/10 (Unaudited)

COMMON STOCKS (100.0%)(a)
	Shares	Value

Advertising and marketing services (0.4%)
inVentiv Health, Inc. (NON)	41,100	$631,707
ValueClick, Inc. (NON)	62,237	575,692
		1,207,399

Aerospace and defense (0.7%)
Alliant Techsystems, Inc. (NON) (S)	9,744	769,484
Teledyne Technologies, Inc. (NON)	28,551	1,063,810
		1,833,294

Automotive (1.7%)
BorgWarner, Inc.	22,763	798,754
Harley-Davidson, Inc.	52,300	1,189,302
Oshkosh Corp.	72,900	2,629,503
		4,617,559

Banking (4.9%)
Bancorp, Inc. (NON)	77,155	564,003
Brookline Bancorp, Inc.	24,830	248,548
City Holding Co.	8,999	282,839
City National Corp.	23,918	1,181,310
Commerce Bancshares, Inc.	6,958	275,398
Cullen/Frost Bankers, Inc.	7,774	398,962
First Citizens BancShares, Inc. Class A	4,835	810,878
IBERIABANK Corp.	15,100	806,944
International Bancshares Corp. (S)	22,312	464,982
NBH Holdings Co., Inc. 144A Class A (NON)	66,250	1,325,000
OmniAmerican Bancorp, Inc. (NON)	49,300	560,048
PacWest Bancorp (S)	26,449	548,817
Provident New York Bancorp	97,500	794,625
Seacoast Banking Corp. of Florida	191,859	295,463
Smithtown Bancorp, Inc.	19,888	107,594
SVB Financial Group (NON) (S)	44,777	1,942,874
Union Bankshares Corp.	21,845	280,708
Webster Financial Corp.	52,090	805,832
Whitney Holding Corp.	68,013	844,721
Wilmington Trust Corp. (S)	46,768	613,596
		13,153,142

Biotechnology (0.3%)
Cubist Pharmaceuticals, Inc. (NON) (S)	38,361	786,017
		786,017

Broadcasting (0.2%)
Clear Channel Outdoor Holdings, Inc. Class A (NON)	42,500	431,375
		431,375

Building materials (0.4%)
AAON, Inc.	24,264	499,596
Apogee Enterprises, Inc.	39,899	549,010
		1,048,606

Chemicals (3.9%)
American Vanguard Corp.	17,600	133,584
Ashland, Inc.	18,519	748,353
CF Industries Holdings, Inc.	3,005	279,044
Compass Minerals International, Inc.	12,351	778,607
Cytec Industries, Inc.	19,988	745,752
Eastman Chemical Co. (S)	17,719	1,001,655
FMC Corp.	15,503	789,723
Innophos Holdings, Inc.	36,000	704,160
International Flavors & Fragrances, Inc.	17,762	706,395
Lubrizol Corp. (The)	15,802	1,164,449
Methanex Corp. (Canada)	45,200	1,008,864
Olin Corp.	40,402	666,633
OM Group, Inc. (NON)	19,979	651,715
Valspar Corp.	46,754	1,238,046
		10,616,980

Commercial and consumer services (2.4%)
Alliance Data Systems Corp. (NON) (S)	20,159	1,198,654
Bowne & Co., Inc.	113,581	746,227
Brink's Home Security Holdings, Inc. (NON)	24,226	993,266
Chemed Corp.	23,523	1,093,820
Deluxe Corp.	35,346	657,789
Dun & Bradstreet Corp. (The)	12,728	1,005,130
Global Cash Access, Inc. (NON)	31,128	252,137
Pre-Paid Legal Services, Inc. (NON)	3,824	152,463
Sotheby's Holdings, Inc. Class A	16,900	392,756
		6,492,242

Communications equipment (1.4%)
F5 Networks, Inc. (NON)	37,428	1,850,066
Netgear, Inc. (NON)	42,900	885,456
Syniverse Holdings, Inc. (NON)	56,425	948,504
		3,684,026

Computers (4.4%)
ANSYS, Inc. (NON) (S)	42,935	1,797,259
Blackbaud, Inc.	50,693	1,130,454
Brocade Communications Systems, Inc. (NON) (S)	165,908	1,139,788
Cogent, Inc. (NON)	22,884	236,392
Emulex Corp. (NON)	202,860	2,280,146
Jack Henry & Associates, Inc.	34,478	757,137
Logitech International SA (Switzerland) (NON)	85,051	1,423,754
Logitech International SA (Switzerland) (NON) (S)	12,152	205,048
Polycom, Inc. (NON)	29,527	662,291
Quest Software, Inc. (NON)	47,900	824,838
Satyam Computer Services., Ltd. ADR (India) (NON)	145,600	711,984
Silicon Graphics International Corp. (NON)	88,500	708,885
		11,877,976

Conglomerates (0.9%)
AMETEK, Inc.	42,160	1,536,310
Harsco Corp.	29,000	863,040
		2,399,350

Construction (0.9%)
Chicago Bridge & Iron Co., NV (Netherlands) (NON)	57,339	1,163,408
Tutor Perini Corp. (NON)	71,654	1,365,725
		2,529,133

Consumer (0.9%)
CSS Industries, Inc.	22,977	398,191
Helen of Troy, Ltd. (Bermuda) (NON)	69,716	1,643,206
Hooker Furniture Corp.	20,634	262,258
		2,303,655

Consumer goods (1.7%)
Bare Escentuals, Inc. (NON)	178,000	3,234,260
Blyth, Inc.	10,728	301,350
Church & Dwight Co., Inc. (S)	16,863	1,016,670
		4,552,280

Consumer services (1.1%)
Brink's Co. (The)	24,226	566,404
TrueBlue, Inc. (NON)	174,054	2,525,524
		3,091,928

Electric utilities (3.0%)
Alliant Energy Corp.	25,072	782,246
Black Hills Corp.	32,700	849,546
El Paso Electric Co. (NON)	58,100	1,118,425
Integrys Energy Group, Inc. (S)	15,100	631,935
NSTAR (S)	25,800	885,972
Pepco Holdings, Inc.	54,500	894,890
Pinnacle West Capital Corp.	28,700	1,028,034
PNM Resources, Inc.	66,100	768,743
Westar Energy, Inc.	47,900	1,021,707
		7,981,498

Electrical equipment (0.6%)
Hubbell, Inc. Class B	37,615	1,619,702
		1,619,702

Electronics (2.6%)
International Rectifier Corp. (NON)	58,900	1,062,556
Intersil Corp. Class A	80,707	1,087,123
Omnivision Technologies, Inc. (NON)	76,800	990,720
QLogic Corp. (NON)	73,442	1,262,468
Semtech Corp. (NON)	56,339	843,958
Synopsys, Inc. (NON)	56,931	1,210,922
Zoran Corp. (NON)	50,000	548,500
		7,006,247

Energy (oil field) (2.4%)
Basic Energy Services, Inc. (NON)	57,681	541,625
Cal Dive International, Inc. (NON)	41,700	293,568
CARBO Ceramics, Inc.	8,000	527,360
Complete Production Services, Inc. (NON)	71,100	890,883
Core Laboratories NV (Netherlands)	3,031	354,475
Helix Energy Solutions Group, Inc. (NON)	50,200	532,622
Hercules Offshore, Inc. (NON)	166,100	647,790
ION Geophysical Corp. (NON)	62,607	297,383
Key Energy Services, Inc. (NON)	86,458	836,049
Rowan Cos., Inc. (NON) (S)	15,000	322,200
Superior Energy Services (NON)	25,200	578,844

Tidewater, Inc.	11,900	557,158
		6,379,957

Energy (other) (0.4%)
Headwaters, Inc. (NON)	201,064	1,103,841
		1,103,841

Financial (0.4%)
Broadridge Financial Solutions, Inc.	32,900	714,588
MGIC Investment Corp. (NON) (S)	73,101	442,261
		1,156,849

Forest products and packaging (0.9%)
Packaging Corp. of America	27,451	605,020
Sealed Air Corp.	54,514	1,081,558
Sonoco Products Co.	24,148	670,348
		2,356,926

Health-care services (6.0%)
Amedisys, Inc. (NON) (S)	16,300	895,685
AMERIGROUP Corp. (NON)	57,372	1,460,117
Centene Corp. (NON) (S)	29,700	571,725
Cross Country Healthcare, Inc. (NON)	56,000	507,360
Gentiva Health Services, Inc. (NON)	41,900	1,070,126
Health Net, Inc. (NON)	44,100	1,069,866
IMS Health, Inc.	64,645	1,398,918
LifePoint Hospitals, Inc. (NON)	25,800	773,484
Lincare Holdings, Inc. (NON) (S)	96,060	3,536,929
Medcath Corp. (NON)	44,157	299,826
Molina Healthcare, Inc. (NON) (S)	44,045	980,001
Omnicare, Inc. (S)	37,000	925,000
Parexel International Corp. (NON)	63,900	1,235,826
RehabCare Group, Inc. (NON)	26,500	770,090
Res-Care, Inc. (NON)	59,200	533,392
		16,028,345

Homebuilding (0.3%)
NVR, Inc. (NON)	1,369	936,588
		936,588

Household furniture and appliances (0.8%)
American Woodmark Corp.	14,451	291,332
Whirlpool Corp.	26,300	1,977,234
		2,268,566

Insurance (5.4%)
American Financial Group, Inc.	26,783	664,486
American Physicians Capital, Inc.	8,750	242,900
Amerisafe, Inc. (NON)	15,596	269,811
Aspen Insurance Holdings, Ltd. (Bermuda)	24,575	654,432
CNA Surety Corp. (NON)	42,964	601,496
Delphi Financial Group Class A	38,225	774,056
Endurance Specialty Holdings, Ltd. (Bermuda)	27,079	975,386
Fidelity National Financial, Inc. Class A	9,621	124,111
Hanover Insurance Group, Inc. (The)	22,601	958,734
Harleysville Group, Inc.	11,035	356,431
HCC Insurance Holdings, Inc.	31,807	861,970
RenaissanceRe Holdings, Ltd.	15,037	814,705
Safety Insurance Group, Inc.	29,545	1,034,075
SeaBright Insurance Holdings, Inc. (NON)	41,245	419,874
Selective Insurance Group	65,873	1,019,055
Stancorp Financial Group	30,322	1,303,240
Universal American Financial Corp. (NON)	79,700	1,064,792
Validus Holdings, Ltd. (Bermuda)	24,151	640,002
W.R. Berkley Corp.	34,989	851,282
Zenith National Insurance Corp.	28,110	784,269
		14,415,107

Investment banking/Brokerage (5.1%)
Affiliated Managers Group (NON)	11,349	687,409
Bond Street Holdings, LLC Class A (NON) (F)	38,819	776,380
Calamos Asset Management, Inc. Class A	22,800	295,260
Eaton Vance Corp. (S)	22,342	643,673
FBR Capital Markets Corp. (NON)	49,657	303,404
Federated Investors, Inc. (S)	80,413	2,040,882
Jefferies Group, Inc. (NON) (S)	31,206	797,001
Legg Mason, Inc.	27,900	719,262
optionsXpress Holdings, Inc.	75,100	1,077,685
SEI Investments Co.	87,600	1,551,396
TradeStation Group, Inc. (NON)	423,600	2,994,852
Waddell & Reed Financial, Inc. Class A (S)	58,122	1,820,962
		13,708,166

Leisure (0.4%)
Polaris Industries, Inc. (S)	23,300	1,030,093
		1,030,093

Machinery (2.3%)

AGCO Corp. (NON)	19,419	600,241
Applied Industrial Technologies, Inc.	73,506	1,602,431
Gardner Denver, Inc.	19,034	758,505
Kennametal, Inc.	49,800	1,219,104
Manitowoc Co., Inc. (The) (S)	145,568	1,586,691
Regal-Beloit Corp.	6,996	331,610
		6,098,582

Manufacturing (2.4%)
Actuant Corp. Class A	252,700	4,237,779
EnPro Industries, Inc. (NON) (S)	36,785	895,715
LSB Industries, Inc. (NON)	30,700	403,705
Roper Industries, Inc. (S)	16,450	823,816
		6,361,015

Medical technology (1.6%)
Conmed Corp. (NON)	57,172	1,229,770
Hill-Rom Holdings, Inc.	50,400	1,177,848
Invacare Corp. (S)	27,879	698,090
Kinetic Concepts, Inc. (NON) (S)	14,400	594,576
SurModics, Inc. (NON) (S)	24,700	494,000
		4,194,284

Metals (1.6%)
Carpenter Technology Corp.	18,210	488,028
Century Aluminum Co. (NON)	54,002	611,303
Cliffs Natural Resources, Inc.	7,100	283,645
Coeur d'Alene Mines Corp. (NON)	46,700	654,734
Reliance Steel & Aluminum Co.	27,820	1,133,387
Schnitzer Steel Industries, Inc. Class A	12,000	486,000
United States Steel Corp. (S)	15,100	670,893
		4,327,990

Natural gas utilities (0.6%)
NiSource, Inc.	58,600	835,050
Southwest Gas Corp.	32,462	898,224
		1,733,274

Office equipment and supplies (0.4%)
Ennis Inc.	43,722	655,830
Steelcase, Inc.	63,049	446,387
		1,102,217

Oil and gas (4.2%)
Berry Petroleum Co. Class A (S)	26,105	706,923
Cabot Oil & Gas Corp. Class A	31,014	1,186,906
Clayton Williams Energy, Inc. (NON)	15,300	502,146
Comstock Resources, Inc. (NON)	22,715	885,658
Contango Oil & Gas Co. (NON)	13,900	677,625
Oil States International, Inc. (NON) (S)	20,900	769,956
Patterson-UTI Energy, Inc.	50,300	772,608
Penn Virginia Corp.	31,000	752,370
Petroleum Development Corp. (NON)	32,545	682,143
St. Mary Land & Exploration Co.	16,000	512,640
Swift Energy Co. (NON) (S)	35,616	892,537
Unit Corp. (NON)	23,451	1,067,959
Vaalco Energy, Inc. (NON)	44,100	186,543
W&T Offshore, Inc.	66,200	589,842
Whiting Petroleum Corp. (NON)	16,414	1,092,516
		11,278,372

Pharmaceuticals (4.6%)
Biovail Corp. (Canada)	136,324	1,979,424
Endo Pharmaceuticals Holdings, Inc. (NON)	48,144	968,176
King Pharmaceuticals, Inc. (NON) (S)	301,183	3,617,208
Medicis Pharmaceutical Corp. Class A	84,643	1,956,100
Par Pharmaceutical Cos., Inc. (NON)	47,400	1,247,568
Watson Pharmaceuticals, Inc. (NON)	70,772	2,715,522
		12,483,998

Power producers (0.3%)
Mirant Corp. (NON)	49,800	700,686
		700,686

Publishing (0.4%)
Gannett Co., Inc.	72,000	1,162,800
		1,162,800

Railroads (0.4%)
GATX Corp.	43,478	1,139,993
		1,139,993

Real estate (5.2%)
DiamondRock Hospitality Co. (R)	102,111	831,184
Entertainment Properties Trust (R)	9,864	344,352
Hospitality Properties Trust (R)	88,794	1,964,123
Kimco Realty Corp. (R)	33,622	424,310

LaSalle Hotel Properties (R)	72,194	1,454,709
LTC Properties, Inc. (R)	35,657	904,975
Macerich Co. (The) (R)	19,645	606,048
National Health Investors, Inc. (R)	65,262	2,220,213
National Retail Properties, Inc. (R) (S)	91,778	1,853,916
Nationwide Health Properties, Inc. (R)	24,962	822,748
Omega Healthcare Investors, Inc. (R) (S)	73,442	1,374,100
Taubman Centers, Inc. (R) (S)	41,839	1,324,623
		14,125,301

Restaurants (0.5%)
Red Robin Gourmet Burgers, Inc. (NON)	55,800	1,028,394
Sonic Corp. (NON)	45,800	386,094
		1,414,488

Retail (6.4%)
Abercrombie & Fitch Co. Class A	37,170	1,172,342
Aeropostale, Inc. (NON) (S)	27,502	904,541
AnnTaylor Stores Corp. (NON)	145,042	1,821,728
Books-A-Million, Inc.	94,778	603,736
Brown Shoe Co., Inc.	34,477	422,343
Buckle, Inc. (The) (S)	20,511	622,304
Cabela's, Inc. (NON) (S)	93,500	1,507,220
Cato Corp. (The) Class A	17,085	349,388
Dollar Tree, Inc. (NON)	22,534	1,115,884
Jos. A. Bank Clothiers, Inc. (NON)	14,558	610,126
Kenneth Cole Productions, Inc. Class A (NON)	50,360	515,686
Nash Finch Co. (S)	30,123	1,039,244
Regis Corp.	16,900	269,217
Saks, Inc. (NON) (S)	250,167	1,611,075
Systemax, Inc. (S)	80,746	1,415,477
Timberland Co. (The) Class A (NON)	97,655	1,679,666
Toro Co. (The)	22,011	857,328
Wolverine World Wide, Inc.	22,283	589,385
		17,106,690

Schools (0.4%)
Career Education Corp. (NON)	54,227	1,179,437
		1,179,437

Semiconductor (1.7%)
Hittite Microwave Corp. (NON)	13,865	515,501
KLA-Tencor Corp.	21,926	618,313
Lam Research Corp. (NON)	20,472	675,781
MKS Instruments, Inc. (NON)	42,100	698,860
Novellus Systems, Inc. (NON)	35,027	732,064
Tessera Technologies, Inc. (NON)	30,100	516,817
Verigy, Ltd. (Singapore) (NON) (S)	71,000	769,640
		4,526,976

Shipping (0.9%)
Arkansas Best Corp.	46,367	1,045,112
Overseas Shipholding Group	10,116	451,275
Ship Finance International, Ltd. (Bermuda)	54,817	793,202
		2,289,589

Software (3.5%)
Akamai Technologies, Inc. (NON) (S)	76,186	1,881,794
Autodesk, Inc. (NON)	44,500	1,058,655
Citrix Systems, Inc. (NON)	31,152	1,294,366
MicroStrategy, Inc. (NON)	14,397	1,349,287
Omnicell, Inc. (NON)	34,000	407,320
Red Hat, Inc. (NON)	28,647	779,771
Shanda Interactive Entertainment, Ltd. ADR (China)
(NON) (S)	11,200	517,552
THQ, Inc. (NON)	42,400	213,696
TIBCO Software, Inc. (NON)	102,298	916,590
Websense, Inc. (NON)	54,614	1,011,997
		9,431,028

Staffing (0.6%)
Administaff, Inc.	21,349	487,611
CDI Corp.	4,770	61,485
Heidrick & Struggles International, Inc.	38,900	989,227
		1,538,323

Technology services (2.6%)
Acxiom Corp. (NON) (S)	59,187	910,296
FactSet Research Systems, Inc.	20,208	1,273,104
Fair Isaac Corp. (S)	42,401	929,854
Global Payments, Inc.	20,354	905,753
IHS, Inc. Class A (NON)	21,149	1,087,905
Perfect World Co., Ltd. ADR (China) (NON)	29,100	1,085,139
Sohu.com, Inc. (China) (NON)	14,100	709,935
		6,901,986

Telecommunications (0.8%)
ADTRAN, Inc.	33,196	703,755
NeuStar, Inc. Class A (NON)	67,126	1,507,650

		2,211,405

Textiles (0.9%)
Maidenform Brands, Inc. (NON)	35,908	536,825
Mohawk Industries, Inc. (NON)	34,300	1,420,363
Perry Ellis International, Inc. (NON)	25,107	402,465
		2,359,653

Tobacco (0.3%)
Universal Corp. (S)	17,994	816,748
		816,748

Toys (0.8%)
Hasbro, Inc.	61,084	1,866,116
Jakks Pacific, Inc. (NON)	18,913	208,043
		2,074,159

Transportation services (0.2%)
HUB Group, Inc. Class A (NON)	20,119	485,069
Pacer International, Inc. (NON)	49,488	148,464
		633,533

Trucks and parts (1.9%)
Autoliv, Inc. (Sweden)	49,543	2,120,936
Superior Industries International, Inc. (S)	42,883	630,809
WABCO Holdings, Inc.	93,300	2,411,805
		5,163,550

Total common stocks (cost $245,747,286)		$268,972,924

SHORT-TERM INVESTMENTS (15.5%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	939,691	$939,691
Short-term investments held as collateral for loaned
securities with yields ranging from 0.09% to 0.27% and
due dates ranging from February 1, 2010 to
March 23, 2010 (d)	$40,441,614	40,437,806
U.S. Treasury Cash Management Bills, for an effective
yield of 0.34%, June 10, 2010	215,000	214,706

Total short-term investments (cost $41,592,235)		$41,592,203

TOTAL INVESTMENTS

Total investments (cost $287,339,521) (b)		$310,565,127

Key to holding's abbreviations

ADR American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $269,099,969.

(b) The aggregate identified cost on a tax basis is $292,302,413, resulting in gross unrealized appreciation and depreciation of $47,116,755 and $28,854,041, respectively, or net unrealized appreciation of $18,262,714.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At January 31, 2010, the value of securities loaned amounted to $38,745,256. The fund received cash collateral of $40,437,806 which is pooled with collateral of other Putnam funds into 37 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $3,621 for the period ended January 31, 2010. During the period ended January 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $35,241,367 and $35,976,350, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs. On January 31, 2010, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at January 31, 2010.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At January 31, 2010, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2010:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$19,831,029	$--	$--

	Capital goods	22,178,360	--	--

	Communication services	2,211,405	--	--

	Conglomerates	2,399,350	--	--

	Consumer cyclicals	42,000,141	--	--

	Consumer staples	13,632,448	--	--

	Energy	18,762,170	--	--

	Financial	54,457,185	1,325,000	776,380

	Health care	33,492,644	--	--

	Technology	43,223,191	205,048	--

	Transportation	4,063,115	--	--

	Utilities and power	10,415,458	--	--

Total common stocks		266,666,496	1,530,048	776,380

Short-term investments		939,691	40,652,512	--

Totals by level		$267,606,187	$42,182,560	$776,380

The following is a reconciliation of Level 3 assets as of January 31, 2010:

Investments in securities:					Change in net		Net
		Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
		April	discounts/	Realized	appreciation/	purchases/	and/or out	January
		30, 2009	premiums	gain/(loss)	(depreciation)	sales	of Level 3	31, 2010

Common stocks:

	Financial	$--	--	--	--	776,380	--	776,380

Total common stocks		$--	--	--	--	776,380	--	$776,380

Totals:		$--	$--	$--	$--	$776,380	$--	$776,380

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2010

Date of reporting period: January 31, 2010

Item 1. Schedule of Investments:

Putnam Mid Cap Value Fund

The fund's portfolio
1/31/10 (Unaudited)

COMMON STOCKS (99.1%)(a)
	Shares	Value

Aerospace and defense (0.9%)
BE Aerospace, Inc. (NON) (S)	204,100	$4,577,963
		4,577,963

Airlines (0.3%)
Republic Airways Holdings, Inc. (NON)	265,800	1,299,762
		1,299,762

Banking (6.6%)
Comerica, Inc.	161,300	5,566,463
First Horizon National Corp.	435,533	5,640,152
Huntington Bancshares, Inc.	1,025,900	4,914,061
People's United Financial, Inc.	216,800	3,505,656
State Street Corp.	108,646	4,658,740
SunTrust Banks, Inc.	292,000	7,104,360
Zions Bancorp. (S)	144,000	2,731,680
		34,121,112

Beverage (0.7%)
Molson Coors Brewing Co. Class B	92,300	3,876,600
		3,876,600

Biotechnology (1.7%)
Viropharma, Inc. (NON)	911,900	9,009,572
		9,009,572

Broadcasting (0.7%)
TiVo, Inc. (NON)	407,300	3,673,846
		3,673,846

Building materials (3.2%)
Masco Corp. (S)	515,600	6,991,536
Owens Corning, Inc. (NON)	271,000	6,972,830
Stanley Works (The) (S)	55,500	2,844,375
		16,808,741

Chemicals (2.2%)
Ashland, Inc.	107,200	4,331,952
Terra Industries, Inc.	90,700	2,866,120
Valspar Corp.	163,300	4,324,184
		11,522,256

Coal (2.0%)
Massey Energy Co. (S)	168,200	6,479,064
Walter Industries, Inc.	62,800	4,076,976
		10,556,040

Communications equipment (0.6%)
Tellabs, Inc. (NON)	454,800	2,924,364
		2,924,364

Computers (1.8%)
Brocade Communications Systems, Inc. (NON) (S)	749,804	5,151,153
Polycom, Inc. (NON)	112,800	2,530,104
Silicon Graphics International Corp. (NON)	211,500	1,694,115
		9,375,372

Construction (0.8%)
USG Corp. (NON) (S)	351,200	4,217,912
		4,217,912

Consumer goods (5.0%)
Alberto-Culver Co.	362,000	10,277,180
Church & Dwight Co., Inc.	95,700	5,769,753
Clorox Co. (S)	77,600	4,591,592
Newell Rubbermaid, Inc. (S)	405,044	5,496,447
		26,134,972

Consumer services (1.3%)
Avis Budget Group, Inc. (NON) (S)	604,600	6,541,772
		6,541,772

Containers (2.1%)
Owens-Illinois, Inc. (NON)	192,000	5,226,240

Silgan Holdings, Inc. (S)	112,100	5,812,385
		11,038,625

Electric utilities (4.6%)
Ameren Corp.	273,400	6,985,370
DTE Energy Co.	185,500	7,798,420
Great Plains Energy, Inc.	330,500	5,902,730
Progress Energy, Inc.	76,780	2,992,117
		23,678,637

Electronics (0.6%)
Micron Technology, Inc. (NON) (S)	331,137	2,887,515
		2,887,515

Energy (oil field) (2.2%)
Oceaneering International, Inc. (NON)	65,400	3,577,380
Superior Well Services, Inc. (NON) (S)	498,511	7,891,429
		11,468,809

Financial (1.6%)
CIT Group, Inc. (NON)	103,400	3,290,188
Discover Financial Services	378,200	5,173,776
		8,463,964

Food (1.2%)
Mead Johnson Nutrition Co. Class A	143,200	6,476,936
		6,476,936

Health-care services (6.6%)
AmerisourceBergen Corp.	263,700	7,188,462
Coventry Health Care, Inc. (NON)	126,500	2,894,320
Humana, Inc. (NON)	89,500	4,351,490
Lincare Holdings, Inc. (NON) (S)	293,700	10,814,034
Mednax, Inc. (NON)	99,600	5,663,256
Omnicare, Inc. (S)	134,730	3,368,250
		34,279,812

Homebuilding (1.1%)
M.D.C. Holdings, Inc.	160,700	5,399,520
		5,399,520

Insurance (6.9%)
Fidelity National Financial, Inc. Class A	419,900	5,416,710
Hartford Financial Services Group, Inc. (The)	186,234	4,467,754
HCC Insurance Holdings, Inc.	163,700	4,436,270
Marsh & McLennan Cos., Inc.	221,600	4,777,696
Validus Holdings, Ltd. (Bermuda)	155,600	4,123,400
W.R. Berkley Corp.	203,700	4,956,021
XL Capital, Ltd. Class A (S)	440,700	7,390,539
		35,568,390

Investment banking/Brokerage (2.2%)
Ameriprise Financial, Inc. (S)	149,962	5,734,547
Bond Street Holdings, LLC Class A (F)(NON)	77,846	1,556,920
Invesco, Ltd.	217,468	4,197,132
		11,488,599

Manufacturing (0.9%)
General Cable Corp. (NON) (S)	165,100	4,804,410
		4,804,410

Media (1.0%)
Interpublic Group of Companies, Inc. (The) (NON)	786,263	5,079,259
		5,079,259

Medical technology (1.6%)
Cooper Companies, Inc. (The)	143,200	5,057,824
Kinetic Concepts, Inc. (NON) (S)	75,300	3,109,137
		8,166,961

Metals (2.2%)
Steel Dynamics, Inc.	315,500	4,789,290
United States Steel Corp. (S)	142,900	6,349,047
		11,138,337

Natural gas utilities (2.3%)
National Fuel Gas Co.	98,900	4,640,388
Questar Corp.	177,400	7,358,552
		11,998,940

Oil and gas (6.1%)
Cabot Oil & Gas Corp. Class A (S)	159,000	6,084,930
Carrizo Oil & Gas, Inc. (NON) (S)	133,100	3,194,400

Newfield Exploration Co. (NON)		160,463	7,853,059
PetroHawk Energy Corp. (NON)		328,900	7,344,337
Pioneer Natural Resources Co. (S)		158,500	6,970,830
			31,447,556

Power producers (1.5%)
AES Corp. (The) (NON)		402,700	5,086,101
RRI Energy, Inc. (NON)		520,500	2,576,475
			7,662,576

Real estate (2.6%)
Chimera Investment Corp. (R)		1,370,937	5,374,073
Glimcher Realty Trust (R)		1,368,400	4,406,248
Host Marriott Corp. (R)		360,342	3,819,625
			13,599,946

Restaurants (1.9%)
Domino's Pizza, Inc. (NON) (S)		876,800	9,907,840
			9,907,840

Retail (10.2%)
Big Lots, Inc. (NON)		164,600	4,676,286
BJ's Wholesale Club, Inc. (NON) (S)		136,311	4,605,949
Macy's, Inc.		475,900	7,581,087
NBTY, Inc. (NON)		124,900	5,561,797
OfficeMax, Inc. (NON)		727,400	9,434,378
Pier 1 Imports, Inc. (NON) (S)		1,421,600	7,250,160
Ross Stores, Inc. (S)		98,700	4,533,291
Sally Beauty Holdings, Inc. (NON) (S)		522,814	4,360,269
Talbots, Inc. (NON) (S)		448,900	5,054,614
			53,057,831

Semiconductor (3.8%)
Atmel Corp. (NON)		2,414,100	11,201,424
Cymer, Inc. (NON) (S)		154,928	4,860,091
Formfactor, Inc. (NON)		236,189	3,653,844
			19,715,359

Shipping (1.7%)
Con-way, Inc.		134,580	3,851,680
Genco Shipping & Trading, Ltd. (NON) (S)		264,500	5,067,820
			8,919,500

Software (1.1%)
Amdocs, Ltd. (United Kingdom) (NON)		191,500	5,474,985
			5,474,985

Technology services (1.9%)
Ingram Micro, Inc. Class A (NON)		311,600	5,266,040
United Online, Inc.		757,524	4,787,552
			10,053,592

Telephone (0.8%)
Leap Wireless International, Inc. (NON) (S)		295,600	3,898,964
			3,898,964

Textiles (0.7%)
Hanesbrands, Inc. (NON)		165,200	3,794,644
			3,794,644

Toys (1.1%)
Mattel, Inc.		288,100	5,681,332
			5,681,332

Trucks and parts (0.8%)
Autoliv, Inc. (Sweden)		96,900	4,148,289
			4,148,289
Total common stocks (cost $428,577,672)			$513,941,412

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration date/	Contract
	strike price	amount	Value

TiVo, Inc. (Put)	Feb-10/$10.00	407,300	$682,228

Total purchased options outstanding (cost $544,387)			$682,228

U.S. TREASURY OBLIGATIONS (--%)(a)
		Units	Value

U.S. Treasury Inflation Protected Securities 7/8%,
April 15, 2010 (i)		489,836	$490,640

Total U.S. Treasury Obligations (cost $490,640)			$490,640

SHORT-TERM INVESTMENTS (20.5%)(a)
	Principal amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.09% to 0.27% and
due dates ranging from February 1, 2010 to
March 23, 2010 (d)	103,029,042	$103,019,340
Putnam Money Market Liquidity Fund (e)	$3,079,886	3,079,886

Total short-term investments (cost $106,099,226)		$106,099,226

TOTAL INVESTMENTS

Total investments (cost $535,711,925)(b)		$621,213,506

NOTES

(a) Percentages indicated are based on net assets of $518,363,654.

(b) The aggregate identified cost on a tax basis is $569,507,027, resulting in gross unrealized appreciation and depreciation of $68,283,137 and $16,576,658, respectively, or net unrealized appreciation of $51,706,479.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At January 31, 2010, the value of securities loaned amounted to $97,910,517. The fund received cash collateral of $103,019,340 which is pooled with collateral of other Putnam funds into 37 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $30,159 for the period ended January 31, 2010. During the period ended January 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $218,926,706 and $240,399,425, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs.

(i) Security purchased with cash or securities received, that was pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at January 31, 2010.

At January 31, 2010, liquid assets totaling $4,073,000 have been segregated to cover certain derivatives contracts.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The fund had an average contract amount of approximately 700,000 on Purchased options contracts for the period ended January 31, 2010.

The fund had an average contract amount of approximately 100,000 on Written options contracts for the period ended January 31, 2010.

For the period ended January 31, 2010 the fund did not have any activity on Futures contracts.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At January 31, 2010, the fund did not have a net liability position on derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2010:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$ 26,878,505	$ --	$ --

	Capital goods	24,569,287	--	--

	Communication services	3,898,964	--	--

	Conglomerates	--	--	--

	Consumer cyclicals	84,528,955	--	--

	Consumer staples	61,904,338	--	--

	Energy	53,472,405	--	--

	Financial	101,685,091	--	1,556,920

	Health care	51,456,345	--	--

	Technology	50,431,187	--	--

	Transportation	10,219,262	--	--

	Utilities and power	43,340,153	--	--

Total common stocks		512,384,492	--	1,556,920

Purchased options outstanding		--	682,228	--

U.S. Treasury obligations		--	490,640	--

Short-term investments		3,079,886	103,019,340	--

Totals by level		$515,464,378	$104,192,208	$1,556,920

The following is a reconciliation of Level 3 assets as of January 31, 2010:

Investments in securities:					Change in net		Net
		Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
		April	discounts/	Realized	appreciation/	purchases/	and/or out	January
		30, 2009	premiums	gain/(loss)	(depreciation)	sales	of Level 3	31, 2010

Common stocks:

	Financial	$--	$--	$--	$--	$1,556,920	$--	$1,556,920

Total common stocks		$--	--	--	--	1,556,920	--	$1,556,920

Totals:		$--	$--	$--	$--	$1,556,920	$--	$1,556,920

Market Values of Derivative Instruments as of January 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$682,228	$--

Total	$682,228	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2010